EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 171,441,410	$ 125,497,642	$ 154,698,150
Weighted average number of shares	946,570,604	946,570,604	946,570,604
Earnings per share, basic	$ 181.12	$ 132.58	$ 163.43
Earnings per share, diluted	$ 181.12	$ 132.58	$ 163.43
Series A
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 81,639,457	$ 59,761,287	$ 73,666,409
Weighted average number of shares	473,289,301	473,289,301	473,289,301
Earnings per share, basic	$ 172.49	$ 126.27	$ 155.65
Earnings per share, diluted	$ 172.49	$ 126.27	$ 155.65
Series B Share
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 89,801,954	$ 65,736,355	$ 81,031,741
Weighted average number of shares	473,281,303	473,281,303	473,281,303
Earnings per share, basic	$ 189.74	$ 138.89	$ 171.21
Earnings per share, diluted	$ 189.74	$ 138.89	$ 171.21